UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – February 28, 2013

Item 1: Reports to Shareholders

Vanguard® CMT Funds
February 28, 2013

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

		August 31, 2012- February 28, 2013
		Institutional	7-Day SEC
	Vanguard	Money Market 1	Yield[2]:
Vanguard CMT Funds	Fund	Funds Average	2/28/2013
Total Returns
Market Liquidity	0.08%	0.01%	0.14%
Municipal Cash Management	0.07	—	0.11

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2013
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
7-Day SEC Yield	0.14%
Average Weighted Maturity	43 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	19.8%
Commercial Paper	18.8
Repurchase Agreements	2.1
U.S. Government and Agency Obligations	55.5
Tax-Exempt Municipal Bonds	1.7
Taxable Municipal Bonds	0.3
Corporate Bonds	0.7
Money Market Fund	1.1

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.005%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (56.1%)
2	Fannie Mae Discount Notes	0.125%	3/6/13	18,000	18,000
2	Fannie Mae Discount Notes	0.080%–0.095%	3/13/13	134,200	134,196
2	Fannie Mae Discount Notes	0.080%–0.090%	3/20/13	199,200	199,191
2	Fannie Mae Discount Notes	0.090%–0.100%	4/1/13	135,000	134,989
2	Fannie Mae Discount Notes	0.080%	4/3/13	127,200	127,191
2	Fannie Mae Discount Notes	0.098%–0.100%	4/17/13	423,800	423,745
2	Fannie Mae Discount Notes	0.090%	4/24/13	304,286	304,245
2	Fannie Mae Discount Notes	0.140%	5/15/13	145,000	144,958
2	Fannie Mae Discount Notes	0.140%–0.145%	5/22/13	59,045	59,026
2	Fannie Mae Discount Notes	0.140%	5/29/13	136,025	135,978
2	Fannie Mae Discount Notes	0.140%	6/10/13	88,425	88,390
2	Fannie Mae Discount Notes	0.137%	6/19/13	134,900	134,844
3	Federal Home Loan Bank Discount Notes	0.125%	3/6/13	52,000	51,999
3	Federal Home Loan Bank Discount Notes	0.110%–0.130%	3/8/13	394,180	394,170
3	Federal Home Loan Bank Discount Notes	0.095%	3/11/13	50,000	49,999
3	Federal Home Loan Bank Discount Notes	0.130%	3/12/13	4,000	4,000
3	Federal Home Loan Bank Discount Notes	0.090%	3/13/13	22,300	22,299
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	4/1/13	532,300	532,257
3	Federal Home Loan Bank Discount Notes	0.090%	4/12/13	103,271	103,260
3	Federal Home Loan Bank Discount Notes	0.090%	4/26/13	400,000	399,944
3	Federal Home Loan Bank Discount Notes	0.160%	5/8/13	34,000	33,990
3	Federal Home Loan Bank Discount Notes	0.110%–0.140%	5/15/13	313,626	313,550
3	Federal Home Loan Bank Discount Notes	0.150%–0.160%	5/17/13	64,000	63,979
3	Federal Home Loan Bank Discount Notes	0.140%	5/24/13	53,550	53,532
3	Federal Home Loan Bank Discount Notes	0.140%	6/3/13	50,000	49,982
3	Federal Home Loan Bank Discount Notes	0.137%	6/12/13	106,000	105,958
3	Federal Home Loan Bank Discount Notes	0.145%	6/27/13	50,000	49,976
3	Federal Home Loan Bank Discount Notes	0.140%	7/19/13	145,815	145,736
3,4 Federal Home Loan Banks		0.158%	9/6/13	153,000	152,993
3,4 Federal Home Loan Banks		0.152%	11/22/13	238,500	238,473
3,4 Federal Home Loan Banks		0.178%	12/26/13	192,000	192,000
3,4 Federal Home Loan Banks		0.182%	10/1/14	42,000	41,986

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
2,4 Federal Home Loan Mortgage Corp.		0.148%	5/6/13	99,000	98,989
2,4 Federal Home Loan Mortgage Corp.		0.152%	6/17/13	21,000	20,997
2,4 Federal National Mortgage Assn.		0.190%	8/12/13	190,000	189,974
2,4 Federal National Mortgage Assn.		0.169%	11/8/13	150,000	149,969
2,4 Federal National Mortgage Assn.		0.171%	11/14/13	214,925	214,880
2,4 Federal National Mortgage Assn.		0.179%	9/11/14	500,000	499,845
2,4 Federal National Mortgage Assn.		0.173%	2/27/15	260,000	259,870
2	Freddie Mac Discount Notes	0.125%	3/4/13	621,494	621,487
2	Freddie Mac Discount Notes	0.115%	3/11/13	87,000	86,997
2	Freddie Mac Discount Notes	0.085%–0.110%	3/21/13	298,550	298,532
2	Freddie Mac Discount Notes	0.080%–0.100%	4/8/13	165,590	165,575
2	Freddie Mac Discount Notes	0.100%	4/15/13	10,000	9,999
2	Freddie Mac Discount Notes	0.095%	4/25/13	45,600	45,593
2	Freddie Mac Discount Notes	0.140%	5/13/13	240,235	240,167
2	Freddie Mac Discount Notes	0.140%–0.160%	5/20/13	52,392	52,374
2	Freddie Mac Discount Notes	0.095%	5/21/13	43,700	43,691
2	Freddie Mac Discount Notes	0.140%	6/10/13	92,701	92,665
2	Freddie Mac Discount Notes	0.139%	6/24/13	30,000	29,987
	United States Treasury Bill	0.115%	3/14/13	250,000	249,990
	United States Treasury Bill	0.085%	3/28/13	108,482	108,475
	United States Treasury Bill	0.075%–0.090%	4/18/13	950,000	949,901
	United States Treasury Bill	0.146%–0.153%	4/25/13	1,550,000	1,549,648
	United States Treasury Bill	0.078%–0.165%	5/2/13	1,353,000	1,352,777
	United States Treasury Bill	0.150%	5/9/13	750,000	749,784
	United States Treasury Bill	0.083%–0.145%	5/16/13	1,615,000	1,614,688
	United States Treasury Bill	0.110%–0.118%	5/23/13	1,815,000	1,814,523
	United States Treasury Bill	0.123%–0.145%	5/30/13	1,457,000	1,456,521
	United States Treasury Bill	0.130%	6/27/13	750,000	749,680
	United States Treasury Note/Bond	1.375%	3/15/13	200,000	200,094
	United States Treasury Note/Bond	2.500%	3/31/13	600,000	601,189
	United States Treasury Note/Bond	0.750%	3/31/13	300,000	300,165
	United States Treasury Note/Bond	3.625%	5/15/13	60,000	60,431
	United States Treasury Note/Bond	1.375%	5/15/13	290,000	290,766
	United States Treasury Note/Bond	3.500%	5/31/13	12,000	12,100
	United States Treasury Note/Bond	3.375%	6/30/13	57,600	58,219
Total U.S. Government and Agency Obligations (Cost $20,145,378)					20,145,378
Commercial Paper (19.0%)
Bank Holding Company (0.4%)
	PNC Bank NA	0.190%	3/21/13	72,500	72,493
	PNC Bank NA	0.180%	4/8/13	78,000	77,985
					150,478
Finance - Auto (1.2%)
	American Honda Finance Corp.	0.180%	3/19/13	14,500	14,499
	American Honda Finance Corp.	0.160%–0.190%	3/21/13	32,500	32,497
	American Honda Finance Corp.	0.150%–0.190%	3/25/13	82,750	82,742
	American Honda Finance Corp.	0.150%–0.190%	3/26/13	17,750	17,748
	American Honda Finance Corp.	0.170%	3/27/13	6,750	6,749
	American Honda Finance Corp.	0.160%	4/11/13	12,500	12,498
	American Honda Finance Corp.	0.170%	5/22/13	44,000	43,983
	American Honda Finance Corp.	0.170%	5/29/13	25,250	25,239
5	BMW US Capital LLC	0.180%	3/11/13	19,500	19,499
5	BMW US Capital LLC	0.180%	3/13/13	10,000	9,999
5	BMW US Capital LLC	0.180%	3/18/13	40,000	39,997

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 BMW US Capital LLC	0.170%	3/26/13	14,000	13,998
5 BMW US Capital LLC	0.170%	4/2/13	14,000	13,998
5 BMW US Capital LLC	0.160%	4/8/13	13,500	13,498
5 BMW US Capital LLC	0.160%	4/9/13	15,000	14,997
5 BMW US Capital LLC	0.160%	4/16/13	18,500	18,496
5 BMW US Capital LLC	0.140%	4/30/13	25,000	24,994
5 BMW US Capital LLC	0.170%	5/21/13	7,750	7,747
Toyota Motor Credit Corp.	0.160%	4/10/13	24,000	23,996
Toyota Motor Credit Corp.	0.140%	4/26/13	9,750	9,748
				446,922
Finance - Other (4.2%)
5 Chariot Funding LLC	0.210%	3/19/13	35,000	34,996
5 Chariot Funding LLC	0.210%	4/3/13	11,500	11,498
5 Chariot Funding LLC	0.200%	4/4/13	31,000	30,994
5 Chariot Funding LLC	0.200%	4/8/13	10,000	9,998
5 Chariot Funding LLC	0.200%	4/9/13	4,000	3,999
5 Chariot Funding LLC	0.200%	4/10/13	20,000	19,996
5 Chariot Funding LLC	0.190%	4/23/13	15,000	14,996
5 Chariot Funding LLC	0.190%	4/25/13	50,000	49,986
5 Chariot Funding LLC	0.180%	5/24/13	45,000	44,981
General Electric Capital Corp.	0.180%	3/1/13	27,000	27,000
General Electric Capital Corp.	0.200%	3/8/13	21,000	20,999
General Electric Capital Corp.	0.160%	3/14/13	54,000	53,997
General Electric Capital Corp.	0.160%	4/19/13	30,000	29,993
General Electric Capital Corp.	0.140%	5/13/13	62,500	62,482
General Electric Capital Corp.	0.140%	5/20/13	74,000	73,977
General Electric Capital Corp.	0.140%	5/21/13	77,000	76,976
General Electric Capital Corp.	0.140%	5/22/13	40,000	39,987
General Electric Capital Corp.	0.140%	5/23/13	56,500	56,482
5 Jupiter Securitization Co. LLC	0.210%	3/14/13	25,000	24,998
5 Jupiter Securitization Co. LLC	0.210%	3/26/13	30,000	29,996
5 Jupiter Securitization Co. LLC	0.210%	4/2/13	11,500	11,498
5 Jupiter Securitization Co. LLC	0.210%	4/3/13	22,000	21,996
5 Jupiter Securitization Co. LLC	0.200%	4/4/13	23,000	22,996
5 Jupiter Securitization Co. LLC	0.200%	4/5/13	10,500	10,498
5 Jupiter Securitization Co. LLC	0.200%	4/8/13	56,000	55,988
5 Jupiter Securitization Co. LLC	0.200%	4/9/13	11,750	11,747
5 Jupiter Securitization Co. LLC	0.200%	4/10/13	12,000	11,997
5 Old Line Funding LLC	0.200%	3/11/13	38,500	38,498
5 Old Line Funding LLC	0.200%	3/12/13	6,000	6,000
5 Old Line Funding LLC	0.200%	3/13/13	10,500	10,499
5 Old Line Funding LLC	0.200%	3/18/13	22,563	22,561
5 Old Line Funding LLC	0.190%	3/20/13	13,000	12,999
5 Old Line Funding LLC	0.190%–0.200%	3/22/13	24,667	24,664
5 Old Line Funding LLC	0.190%–0.200%	3/25/13	33,060	33,056
5 Old Line Funding LLC	0.190%	4/8/13	14,000	13,997
5 Old Line Funding LLC	0.190%	4/9/13	15,750	15,747
5 Old Line Funding LLC	0.190%	4/10/13	12,500	12,497
5 Old Line Funding LLC	0.190%	4/11/13	18,000	17,996
5 Old Line Funding LLC	0.190%	4/12/13	26,250	26,244
5 Old Line Funding LLC	0.190%	4/16/13	5,000	4,999
5 Old Line Funding LLC	0.190%	4/18/13	14,500	14,496
5 Old Line Funding LLC	0.190%	4/22/13	35,750	35,740
5 Old Line Funding LLC	0.190%	4/23/13	46,524	46,511

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
5	Old Line Funding LLC	0.190%	4/24/13	5,750	5,748
5	Old Line Funding LLC	0.190%	5/1/13	33,000	32,989
5	Old Line Funding LLC	0.190%	5/6/13	28,500	28,490
5	Old Line Funding LLC	0.180%	5/7/13	29,500	29,490
5	Old Line Funding LLC	0.180%	5/8/13	29,000	28,990
5	Old Line Funding LLC	0.180%	5/13/13	15,116	15,110
5	Old Line Funding LLC	0.180%	5/14/13	14,000	13,995
5	Old Line Funding LLC	0.180%	5/22/13	35,082	35,068
5	Old Line Funding LLC	0.180%	5/24/13	14,000	13,994
5	Old Line Funding LLC	0.180%	5/28/13	17,000	16,993
5	Straight-A Funding LLC	0.180%	3/22/13	5,307	5,306
5	Straight-A Funding LLC	0.180%	3/28/13	2,000	2,000
5	Straight-A Funding LLC	0.180%	3/28/13	23,650	23,647
5	Straight-A Funding LLC	0.180%	4/10/13	5,000	4,999
5	Straight-A Funding LLC	0.180%	4/11/13	4,000	3,999
5	Straight-A Funding LLC	0.190%	4/19/13	14,000	13,996
5	Straight-A Funding LLC	0.190%	4/22/13	12,500	12,497
5	Straight-A Funding LLC	0.190%	4/26/13	13,500	13,496
					1,502,362
Foreign Banks (4.0%)
5	Australia & New Zealand Banking Group, Ltd.	0.205%	3/12/13	25,000	24,999
4,5 Australia & New Zealand Banking Group, Ltd.		0.241%	7/15/13	70,000	70,000
4,5 Australia & New Zealand Banking Group, Ltd.		0.232%	7/24/13	75,000	75,000
5	Commonwealth Bank of Australia	0.200%	3/21/13	80,000	79,991
5	Commonwealth Bank of Australia	0.190%	4/8/13	18,800	18,796
4,5 Commonwealth Bank of Australia		0.220%	4/12/13	125,000	125,000
5	Commonwealth Bank of Australia	0.190%	4/22/13	19,750	19,745
5	Commonwealth Bank of Australia	0.200%	4/25/13	35,000	34,989
4,5 Commonwealth Bank of Australia		0.219%	5/7/13	200,000	200,000
4,5 Commonwealth Bank of Australia		0.250%	6/3/13	50,000	50,000
5	Westpac Banking Corp.	0.160%	3/28/13	25,000	24,997
4,5 Westpac Banking Corp.		0.220%	4/3/13	103,500	103,500
4,5 Westpac Banking Corp.		0.202%	4/16/13	40,000	40,000
4,5 Westpac Banking Corp.		0.202%	4/18/13	40,000	40,000
4,5 Westpac Banking Corp.		0.202%	4/25/13	50,000	50,000
4,5 Westpac Banking Corp.		0.203%	4/26/13	50,000	50,000
4,5 Westpac Banking Corp.		0.199%	5/7/13	98,000	98,000
4,5 Westpac Banking Corp.		0.221%	5/20/13	60,000	60,000
4,5 Westpac Banking Corp.		0.249%	6/7/13	44,000	44,000
4,5 Westpac Banking Corp.		0.249%	7/5/13	25,000	25,000
4,5 Westpac Banking Corp.		0.212%	8/1/13	210,000	210,000
					1,444,017
Foreign Governments (2.5%)
	CPPIB Capital Inc.	0.150%	3/6/13	98,317	98,315
5	Hydro-Quebec	0.150%	4/16/13	6,000	5,999
	Province of Ontario	0.160%	3/6/13	42,500	42,499
	Province of Ontario	0.160%	3/7/13	9,500	9,500
	Province of Ontario	0.160%	3/8/13	21,000	20,999
	Province of Ontario	0.160%	3/11/13	21,000	20,999
	Province of Ontario	0.160%	3/12/13	10,500	10,500
	Province of Ontario	0.160%	3/14/13	25,000	24,999
	Province of Ontario	0.150%	3/18/13	22,000	21,998
	Province of Ontario	0.150%	3/20/13	22,000	21,998
	Province of Ontario	0.150%	4/8/13	44,000	43,993

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Province of Ontario	0.150%	4/9/13	61,000	60,990
Province of Ontario	0.150%	4/11/13	23,500	23,496
Province of Ontario	0.150%	4/15/13	5,750	5,749
6 PSP Capital Inc.	0.180%	5/14/13	15,000	14,994
6 PSP Capital Inc.	0.190%	5/16/13	7,000	6,997
6 PSP Capital Inc.	0.190%	5/22/13	9,200	9,196
6 PSP Capital Inc.	0.190%	5/23/13	4,500	4,498
5 Quebec	0.150%	3/1/13	100,000	100,000
5 Quebec	0.140%	3/12/13	30,000	29,999
5 Quebec	0.140%	3/14/13	90,000	89,996
5 Quebec	0.130%	3/26/13	28,320	28,317
5 Quebec	0.130%	3/28/13	32,900	32,897
Queensland Treasury Corp.	0.140%	3/26/13	13,000	12,999
Queensland Treasury Corp.	0.190%	5/21/13	58,000	57,975
Queensland Treasury Corp.	0.190%	5/22/13	38,400	38,383
Queensland Treasury Corp.	0.170%	5/30/13	40,000	39,983
				878,268
Foreign Industrial (2.1%)
5 BASF SE	0.160%	3/27/13	101,000	100,988
5 GlaxoSmithKline Finance plc	0.130%	3/8/13	37,000	36,999
Nestle Finance International Ltd.	0.130%	4/10/13	90,000	89,987
Nestle Finance International Ltd.	0.120%	5/2/13	30,000	29,994
Nestle Finance International Ltd.	0.130%	5/13/13	29,000	28,992
5 Reckitt Benckiser Treasury Services plc	0.180%	3/12/13	128,500	128,493
5 Reckitt Benckiser Treasury Services plc	0.180%	3/14/13	21,500	21,499
5 Reckitt Benckiser Treasury Services plc	0.180%	3/18/13	43,000	42,996
5 Roche Holdings Inc.	0.130%	5/7/13	7,750	7,748
5 Roche Holdings Inc.	0.170%	5/21/13	11,500	11,496
5 Roche Holdings Inc.	0.170%	5/29/13	7,750	7,747
5 Roche Holdings Inc.	0.170%	5/31/13	7,750	7,747
5 Sanofi	0.160%	3/20/13	68,500	68,494
5 Siemens Capital Co. LLC	0.130%	3/18/13	19,000	18,999
5 Siemens Capital Co. LLC	0.140%	3/21/13	45,000	44,996
5 Siemens Capital Co. LLC	0.140%	3/28/13	68,000	67,993
5 Total Capital Canada Ltd.	0.130%	3/15/13	31,500	31,498
				746,666
Industrial (4.6%)
5 Emerson Electric Co.	0.180%	3/18/13	11,500	11,499
5 Emerson Electric Co.	0.150%	4/8/13	6,150	6,149
5 Emerson Electric Co.	0.150%	4/9/13	4,000	3,999
General Electric Co.	0.130%–0.140%	3/27/13	434,000	433,958
General Electric Co.	0.140%	3/28/13	93,000	92,990
5 Google Inc.	0.150%	3/7/13	21,135	21,134
5 Procter & Gamble Co.	0.160%	3/1/13	32,700	32,700
5 Procter & Gamble Co.	0.160%	3/4/13	104,500	104,499
5 Procter & Gamble Co.	0.160%	3/5/13	10,500	10,500
5 Procter & Gamble Co.	0.150%	3/7/13	10,500	10,500
5 Procter & Gamble Co.	0.130%–0.160%	3/8/13	44,000	43,999
5 Procter & Gamble Co.	0.160%	3/12/13	21,000	20,999
5 The Coca-Cola Co.	0.180%	3/13/13	11,500	11,499
5 The Coca-Cola Co.	0.180%	3/14/13	53,750	53,746
5 The Coca-Cola Co.	0.160%	3/15/13	68,000	67,996
5 The Coca-Cola Co.	0.160%	3/18/13	21,500	21,498
5 The Coca-Cola Co.	0.150%	3/25/13	42,300	42,296

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 The Coca-Cola Co.	0.170%	4/8/13	40,000	39,993
5 The Coca-Cola Co.	0.140%	5/7/13	50,000	49,987
5 The Coca-Cola Co.	0.130%–0.140%	5/8/13	210,000	209,945
5 The Walt Disney Co.	0.150%	4/11/13	35,000	34,994
5 The Walt Disney Co.	0.150%	4/12/13	11,750	11,748
5 The Walt Disney Co.	0.150%	4/15/13	23,500	23,496
5 The Walt Disney Co.	0.150%	4/19/13	9,750	9,748
5 Wal-Mart Stores, Inc.	0.125%	4/29/13	85,000	84,982
5 Wal-Mart Stores, Inc.	0.120%	4/30/13	132,000	131,974
5 Wal-Mart Stores, Inc.	0.130%	5/2/13	50,000	49,989
				1,636,817
Total Commercial Paper (Cost $6,805,530)				6,805,530
Certificates of Deposit (19.9%)
Domestic Banks (3.2%)
Branch Banking & Trust Co.	0.150%	5/8/13	26,000	26,000
Branch Banking & Trust Co.	0.150%	5/13/13	27,000	27,000
JPMorgan Chase Bank NA	0.220%	3/18/13	30,000	30,001
JPMorgan Chase Bank NA	0.220%	3/18/13	40,000	40,000
State Street Bank & Trust Co.	0.190%	3/1/13	100,000	100,000
State Street Bank & Trust Co.	0.190%	3/11/13	150,000	150,000
State Street Bank & Trust Co.	0.190%	3/13/13	330,000	330,000
State Street Bank & Trust Co.	0.180%	3/18/13	60,000	60,000
State Street Bank & Trust Co.	0.180%	4/9/13	71,000	71,000
State Street Bank & Trust Co.	0.180%	4/10/13	153,750	153,750
US Bank NA	0.140%	3/4/13	128,000	128,000
Wells Fargo Bank NA	0.230%	3/4/13	20,000	20,000
				1,135,751
Eurodollar Certificates of Deposit (7.6%)
Australia & New Zealand Banking Group, Ltd.	0.230%	3/19/13	50,000	50,000
Australia & New Zealand Banking Group, Ltd.	0.215%	3/20/13	25,000	25,000
Australia & New Zealand Banking Group, Ltd.	0.210%	4/3/13	35,000	35,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	4/19/13	114,000	114,000
4 Australia & New Zealand Banking Group, Ltd.	0.212%	4/25/13	100,000	100,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	5/16/13	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.	0.232%	7/25/13	250,000	250,000
4 Australia & New Zealand Banking Group, Ltd.	0.210%	8/5/13	140,000	140,000
4 Commonwealth Bank of Australia	0.260%	3/12/13	60,000	60,000
4 Commonwealth Bank of Australia	0.232%	4/16/13	60,000	60,000
4 Commonwealth Bank of Australia	0.252%	4/19/13	140,000	140,000
4 Commonwealth Bank of Australia	0.242%	5/16/13	120,000	120,000
4 Commonwealth Bank of Australia	0.232%	6/19/13	100,000	100,000
4 Commonwealth Bank of Australia	0.229%	7/10/13	100,000	100,000
4 Commonwealth Bank of Australia	0.222%	7/16/13	70,000	70,000
4 Commonwealth Bank of Australia	0.222%	7/18/13	65,000	65,000
4 Commonwealth Bank of Australia	0.224%	7/30/13	65,000	65,000
4 National Australia Bank Ltd.	0.252%	4/2/13	175,000	175,000
4 National Australia Bank Ltd.	0.252%	4/25/13	175,000	175,000
4 National Australia Bank Ltd.	0.249%	5/7/13	175,000	175,000
4 National Australia Bank Ltd.	0.251%	5/14/13	75,000	75,000
4 National Australia Bank Ltd.	0.252%	5/21/13	50,000	50,000
4 National Australia Bank Ltd.	0.264%	5/30/13	50,000	50,000
4 National Australia Bank Ltd.	0.262%	6/18/13	50,000	50,000
4 National Australia Bank Ltd.	0.261%	6/20/13	30,000	30,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 National Australia Bank Ltd.	0.263%	6/27/13	40,000	40,000
4 National Australia Bank Ltd.	0.251%	7/15/13	130,000	130,000
4 National Australia Bank Ltd.	0.252%	7/17/13	130,000	130,000
4 National Australia Bank Ltd.	0.234%	7/29/13	125,000	125,000
				2,749,000
Yankee Certificates of Deposit (9.1%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.201%	4/15/13	118,000	118,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.202%	4/23/13	83,000	83,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.198%	5/7/13	70,000	70,000
Bank of Montreal (Chicago Branch)	0.220%	3/1/13	25,000	25,000
Bank of Montreal (Chicago Branch)	0.230%	3/1/13	30,000	30,000
Bank of Montreal (Chicago Branch)	0.230%	3/13/13	79,000	79,000
Bank of Montreal (Chicago Branch)	0.230%	3/19/13	55,000	55,000
Bank of Montreal (Chicago Branch)	0.230%	3/19/13	45,000	45,000
Bank of Montreal (Chicago Branch)	0.230%	4/4/13	80,000	80,000
Bank of Montreal (Chicago Branch)	0.200%	4/16/13	140,000	140,000
Bank of Montreal (Chicago Branch)	0.190%	4/23/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.190%	5/2/13	25,000	25,000
Bank of Montreal (Chicago Branch)	0.200%	5/3/13	65,000	65,000
Bank of Montreal (Chicago Branch)	0.190%	5/6/13	25,000	25,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/13	60,000	60,000
Bank of Montreal (Chicago Branch)	0.200%	5/29/13	30,000	30,000
Bank of Nova Scotia (Houston Branch)	0.230%	4/12/13	30,000	30,001
4 Bank of Nova Scotia (Houston Branch)	0.221%	4/15/13	300,000	299,998
Bank of Nova Scotia (Houston Branch)	0.180%	4/22/13	80,000	80,000
Bank of Nova Scotia (Houston Branch)	0.180%	4/23/13	25,000	25,000
Bank of Nova Scotia (Houston Branch)	0.180%	4/25/13	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.219%	5/7/13	70,000	69,999
4 Bank of Nova Scotia (Houston Branch)	0.221%	5/20/13	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.224%	5/28/13	50,000	49,999
Canadian Imperial Bank of Commerce (New
York Branch)	0.341%	3/1/13	7,750	7,750
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	3/11/13	53,000	53,000
National Australia Bank Ltd. (New York Branch)	0.230%	4/4/13	58,000	58,000
Toronto Dominion Bank (New York Branch)	0.210%	3/1/13	30,000	30,000
Toronto Dominion Bank (New York Branch)	0.220%	3/18/13	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.280%	3/19/13	90,000	90,000
Toronto Dominion Bank (New York Branch)	0.180%	4/22/13	40,000	40,000
4 Toronto Dominion Bank (New York Branch)	0.203%	4/26/13	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.190%	5/1/13	75,000	75,000
4 Toronto Dominion Bank (New York Branch)	0.199%	5/7/13	175,000	175,000
Toronto Dominion Bank (New York Branch)	0.200%	5/7/13	30,000	30,000
4 Toronto Dominion Bank (New York Branch)	0.202%	6/24/13	40,000	40,000
4 Toronto Dominion Bank (New York Branch)	0.203%	6/26/13	45,000	45,000
4 Toronto Dominion Bank (New York Branch)	0.200%	7/2/13	65,000	65,000
4 Toronto Dominion Bank (New York Branch)	0.199%	7/8/13	190,000	190,000
4 Toronto Dominion Bank (New York Branch)	0.199%	7/10/13	80,000	80,000
4 Toronto Dominion Bank (New York Branch)	0.201%	8/20/13	150,000	150,000
Westpac Banking Corp. (New York Branch)	0.220%	3/20/13	30,000	30,001
4 Westpac Banking Corp. (New York Branch)	0.219%	4/5/13	106,000	106,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.202%	4/24/13	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.200%	5/2/13	99,000	99,000
4 Westpac Banking Corp. (New York Branch)	0.370%	5/3/13	20,000	20,006
Westpac Banking Corp. (New York Branch)	0.410%	5/7/13	55,000	55,019
4 Westpac Banking Corp. (New York Branch)	0.252%	7/1/13	80,000	80,000
				3,278,773
Total Certificates of Deposit (Cost $7,163,524)				7,163,524
Repurchase Agreements (2.1%)
Bank of Nova Scotia
(Dated 2/28/13, Repurchase Value
$247,429,000, collateralized by U.S. Treasury
Bill 0.000%, 2/6/14, U.S. Treasury Note/Bond
0.875%, 1/31/18)	0.160%	3/1/13	247,428	247,428
RBC Capital Markets LLC
(Dated 2/28/13, Repurchase Value
$99,000,000, collateralized by U.S. Treasury
Note/Bond 1.000%-2.625%, 6/30/14-3/31/17)	0.150%	3/1/13	99,000	99,000
RBC Capital Markets LLC
(Dated 2/28/13, Repurchase Value
$41,700,000, collateralized by U.S. Treasury
Note/Bond 3.250%, 6/30/16)	0.150%	3/1/13	41,700	41,700
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$149,001,000, collateralized by U.S. Treasury
Note/Bond 1.250%, 2/29/20, U.S. Treasury
Inflation Indexed Note/Bond 3.625%, 4/15/28)	0.140%	3/1/13	149,000	149,000
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$150,001,000, collateralized by U.S. Treasury
Note/Bond 1.250%, 2/29/20)	0.170%	3/1/13	150,000	150,000
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$61,000,000, collateralized by U.S. Treasury
Note/Bond 2.125%, 2/15/41)	0.170%	3/1/13	61,000	61,000
Total Repurchase Agreements (Cost $748,128)				748,128
			Shares
Money Market Fund (1.1%)
7 Vanguard Municipal Cash Management Fund
(Cost $383,017)	0.108%		383,016,557	383,017

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.7%)
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.100%	3/7/13	3,000	3,000
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.100%	3/7/13	4,095	4,095

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
8 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.110%	3/7/13	3,750	3,750
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.100%	3/7/13	7,165	7,165
8 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	3/7/13	4,400	4,400
8 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.110%	3/7/13	5,500	5,500
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.110%	3/7/13	2,100	2,100
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.110%	3/7/13	3,000	3,000
8 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/13	2,000	2,000
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.110%	3/7/13	2,300	2,300
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.090%	3/7/13	2,750	2,750
8 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.110%	3/7/13	3,800	3,800
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.090%	3/7/13	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.090%	3/7/13	5,365	5,365
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.110%	3/7/13	2,300	2,300
8 Greenville County SC Hospital System Revenue
VRDO	0.100%	3/7/13	2,750	2,750
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.090%	3/1/13	19,500	19,500
8 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.110%	3/7/13	2,515	2,515
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.110%	3/7/13	3,450	3,450
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.110%	3/7/13	5,050	5,050
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.100%	3/7/13	4,765	4,765
8 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.080%	3/7/13	7,910	7,910
8 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.120%	3/7/13	3,500	3,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	4,500	4,500

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	8,980	8,980
8 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.120%	3/7/13	2,500	2,500
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.150%	3/7/13	4,700	4,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	14,800	14,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.110%	3/1/13	12,600	12,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	6,600	6,600
8 New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.090%	3/7/13	6,400	6,400
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.080%	3/7/13	10,400	10,400
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.080%	3/7/13	5,300	5,300
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.100%	3/7/13	18,300	18,300
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.100%	3/7/13	9,000	9,000
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.100%	3/7/13	8,400	8,400
8 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.080%	3/7/13	17,500	17,500
8 New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.100%	3/7/13	3,400	3,400
8 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.080%	3/7/13	4,600	4,600
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.110%	3/7/13	9,400	9,400
8 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.100%	3/7/13	22,500	22,500
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.110%	3/7/13	3,700	3,700
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	10,875	10,875

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	23,725	23,725
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.100%	3/7/13	2,700	2,700
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.110%	3/7/13	7,755	7,755
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.110%	3/7/13	3,850	3,850
8 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.130%	3/7/13	3,750	3,750
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.100%	3/7/13	6,800	6,800
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	3/7/13	5,500	5,500
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.090%	3/7/13	11,600	11,600
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	3/7/13	3,400	3,400
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13	2,200	2,200
8 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health) VRDO	0.100%	3/7/13	11,095	11,095
8 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.110%	3/7/13	3,085	3,085
Ohio GO VRDO	0.110%	3/7/13	115	115
Ohio State University General Receipts Revenue
VRDO	0.100%	3/7/13	1,300	1,300
Ohio State University General Receipts Revenue
VRDO	0.090%	3/7/13	23,400	23,400
8 Philadelphia PA GO VRDO	0.100%	3/7/13	5,000	5,000
8 Piedmont SC Municipal Power Agency Revenue
VRDO	0.120%	3/7/13	4,000	4,000
8 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.100%	3/7/13	2,625	2,625
8 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.100%	3/7/13	5,400	5,400
8 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.110%	3/7/13	2,000	2,000
8 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.110%	3/7/13	3,000	3,000
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.100%	3/7/13	3,250	3,250
8 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.100%	3/7/13	7,600	7,600

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
8	Simi Valley CA Multifamily Housing Revenue
	(Parker Ranch Project) VRDO	0.100%	3/7/13	6,100	6,100
8	Smyth County VA Industrial Development
	Authority Hospital Revenue VRDO	0.100%	3/7/13	9,055	9,055
8	St. Cloud MN Health Care Revenue (Centracare
	Health System) VRDO	0.100%	3/7/13	7,675	7,675
8	St. Joseph MO Industrial Development
	Authority Health Facilities Revenue (Heartland
	Regional Medical Center) VRDO	0.100%	3/7/13	5,145	5,145
8	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Scott &
	White Healthcare Project) VRDO	0.110%	3/7/13	17,075	17,075
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.110%	3/7/13	10,100	10,100
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.110%	3/7/13	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.140%	3/7/13	4,800	4,800
6	Texas GO TOB VRDO	0.120%	3/1/13	100,000	100,000
8	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center) VRDO	0.110%	3/7/13	5,200	5,200
8	Utah Housing Corp. Single Family Mortgage
	Revenue VRDO	0.110%	3/7/13	1,635	1,635
8	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.130%	3/7/13	4,700	4,700
8	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.130%	3/7/13	3,150	3,150
8	Washington Housing Finance Commission Non-
	profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.100%	3/7/13	1,300	1,300
8	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.120%	3/7/13	6,200	6,200
8	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.080%	3/7/13	5,000	5,000
Total Tax-Exempt Municipal Bonds (Cost $632,305)					632,305
Corporate Bonds (0.7%)
4	General Electric Capital Corp.	0.910%	3/14/13	50,000	50,013
	General Electric Capital Corp.	4.800%	5/1/13	31,750	31,998
4	Royal Bank of Canada	0.461%	3/8/13	28,000	28,002
4	Royal Bank of Canada (New York Branch)	0.330%	3/11/13	124,440	124,446
	Royal Bank of Canada (New York Branch)	2.250%	3/15/13	22,000	22,018
Total Corporate Bonds (Cost $256,477)					256,477
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
6	Export Development Canada
	(Cost $15,000)	0.250%	3/14/13	15,000	15,000
Taxable Municipal Bonds (0.3%)
6,8 BlackRock Municipal Bond Trust TOB VRDO		0.180%	3/1/13	4,710	4,710
6,8 BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.180%	3/1/13	2,515	2,515
6,8 BlackRock Municipal Income Trust TOB VRDO		0.180%	3/1/13	54,000	54,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
6,8 BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.180%	3/1/13	7,000	7,000
6,8 BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.180%	3/1/13	4,990	4,990
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.180%	3/1/13	25,500	25,500
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.180%	3/1/13	5,170	5,170
6,8 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.180%	3/1/13	3,360	3,360
6,8 BlackRock Strategic Municipal Trust TOB VRDO	0.180%	3/1/13	2,555	2,555
6,8 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.220%	3/7/13	2,855	2,855
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.220%	3/7/13	2,800	2,800
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.220%	3/7/13	1,500	1,500
Total Taxable Municipal Bonds ($116,955)				116,955
Total Investments (101.0%) (Cost $36,266,314)				36,266,314
Other Assets and Liabilities (-1.0%)
Other Assets				14,144
Liabilities				(386,624)
				(372,480)
Net Assets (100%)
Applicable to 35,893,932,394 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				35,893,834
Net Asset Value Per Share				$1.00

At February 28, 2013, net assets consisted of:

Amount
($000)
Paid-in Capital	35,893,932
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(98)
Net Assets	35,893,834

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2013, the aggregate value of these securities was $4,676,479,000, representing 13.0% of net assets.

Market Liquidity Fund

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $267,640,000, representing 0.7% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
GO – General Obligation Bond.
TOB – Tender Option Bond.
VRDO – Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	28,179
Total Income	28,179
Expenses
The Vanguard Group—Note B
Management and Administrative	847
Total Expenses	847
Net Investment Income	27,332
Realized Net Gain (Loss) on Investment Securities Sold	413
Net Increase (Decrease) in Net Assets Resulting from Operations	27,745
1 Interest income from an affiliated company of the fund was $267,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,332	38,646
Realized Net Gain (Loss)	413	359
Net Increase (Decrease) in Net Assets Resulting from Operations	27,745	39,005
Distributions
Net Investment Income	(27,332)	(38,646)
Realized Capital Gain	—	—
Total Distributions	(27,332)	(38,646)
Capital Share Transactions (at $1.00)
Issued	153,770,918	276,126,104
Issued in Lieu of Cash Distributions	27,332	38,646
Redeemed	(150,553,023)	(270,901,359)
Net Increase (Decrease) from Capital Share Transactions	3,245,227	5,263,391
Total Increase (Decrease)	3,245,640	5,263,750
Net Assets
Beginning of Period	32,648,194	27,384,444
End of Period	35,893,834	32,648,194

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.002	.002	.010	.036
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.002	.002	.010	.036
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.002)	(.002)	(.010)	(.036)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.002)	(.002)	(.010)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.08%	0.14%	0.20%	0.23%	1.04%	3.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,894	$32,648	$27,384	$22,673	$25,958	$22,904
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.16%	0.14%	0.19%	0.23%	0.97%	3.50%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2009-2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with

Market Liquidity Fund

rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes
7-Day SEC Yield	0.11%
Average Weighted Maturity	13 days

Expense Ratio [1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

Largest State Concentrations [3]
New York	17.5%
Ohio	9.8
Illinois	9.7
Texas	6.6
California	6.1
Florida	4.6
North Carolina	3.4
Georgia	3.3
Colorado	3.2
Pennsylvania	2.9
Top Ten	67.1%

1The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.01%.

2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2012
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Year	Since Inception
Market Liquidity	7/19/2004	0.15%	0.72%	2.14%
Municipal Cash Management	7/19/2004	0.15	0.59	1.56

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Alabama (0.8%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.150%	3/7/13	12,550	12,550
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.100%	3/1/13 LOC	17,490	17,490
				30,040
Arizona (0.4%)
Apache County AZ Industrial Development Authority Pollution Control Revenue (Tucson Electric
Power Co. Project) VRDO	0.120%	3/7/13 LOC	13,000	13,000

California (6.1%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.140%	3/7/13	5,000	5,000
California GO VRDO	0.090%	3/7/13 LOC	13,100	13,100
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.090%	3/7/13 LOC	3,700	3,700
1 California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.110%	3/1/13 (ETM)	3,200	3,200
California RAN	2.500%	6/20/13	54,000	54,339
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.110%	3/7/13	27,570	27,570
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.100%	3/7/13 LOC	12,505	12,505
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.100%	3/7/13	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.120%	3/7/13	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.140%	3/7/13	7,500	7,500
Livermore CA COP VRDO	0.090%	3/7/13 LOC	4,660	4,660
Los Angeles CA TRAN	2.000%	3/28/13	25,000	25,033
1 Rancho Santiago CA Community College District GO TOB VRDO	0.090%	3/7/13	21,905	21,905
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.100%	3/7/13	15,885	15,885
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.100%	3/7/13	9,655	9,655
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.120%	3/7/13	5,000	5,000
				224,282
Colorado (3.2%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.110%	3/1/13 LOC	15,630	15,630
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.110%	3/1/13 LOC	10,100	10,100
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.110%	3/1/13 LOC	13,470	13,470
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.110%	3/1/13 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.120%	3/7/13	4,865	4,865
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.110%	3/7/13 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.110%	3/1/13	11,900	11,900
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.120%	3/7/13	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.100%	3/7/13	13,200	13,200
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.110%	3/7/13	12,100	12,100
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.100%	3/7/13 LOC	16,000	16,000
University of Colorado Hospital Authority Revenue VRDO	0.110%	3/7/13 LOC	4,540	4,540
				119,070
Connecticut (1.1%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.110%	3/1/13	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.150%	3/7/13	10,330	10,330
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.110%	3/1/13	21,430	21,430
				41,760

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.110%	3/7/13 LOC	21,340	21,340
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.100%	3/7/13 LOC	14,675	14,675
District of Columbia Revenue (Washington Center for Internships) VRDO	0.120%	3/7/13 LOC	4,700	4,700
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.120%	3/7/13	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.120%	3/7/13	4,010	4,010
				50,660
Florida (4.6%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	3/7/13	7,400	7,400
Gainesville FL Utility System Revenue VRDO	0.110%	3/1/13	23,325	23,325
Jacksonville FL Economic Development Commission Special Facility Airport Revenue (Holland
Sheltair Aviation Group Project) VRDO	0.100%	3/7/13 LOC	7,915	7,915
Jacksonville FL Electric Authority Electric System Revenue CP	0.150%	3/28/13	15,335	15,335
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.110%	3/7/13	7,300	7,300
1 Jacksonville FL Special Revenue TOB VRDO	0.120%	3/7/13	3,900	3,900
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.130%	3/1/13 LOC	16,825	16,825
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.110%	3/7/13 LOC	33,600	33,600
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.100%	3/7/13 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.100%	3/1/13 LOC	20,276	20,276
1 South Florida Water Management District COP TOB VRDO	0.110%	3/1/13	4,800	4,800
1 South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	0.100%	3/7/13	14,120	14,120
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.110%	3/7/13 LOC	5,400	5,400
				170,196
Georgia (3.3%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.100%	3/7/13 LOC	12,500	12,500
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.100%	3/7/13 LOC	4,355	4,355
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.100%	3/7/13 LOC	7,000	7,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.100%	3/7/13 LOC	4,500	4,500
1 Georgia GO TOB PUT	0.220%	8/1/13	11,550	11,550
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.100%	3/7/13 LOC	3,935	3,935
1 Gwinnett County GA School District GO TOB VRDO	0.110%	3/7/13	13,380	13,380
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.100%	3/7/13 LOC	27,500	27,500
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.090%	3/7/13	10,200	10,200
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.090%	3/7/13	14,350	14,350
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.100%	3/7/13	13,100	13,100
				122,370
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.140%	3/7/13	7,700	7,700

Idaho (1.4%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	3/7/13 LOC	36,075	36,075
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	3/7/13 LOC	16,505	16,505
				52,580
Illinois (9.7%)
Chicago IL Board of Education GO VRDO	0.110%	3/7/13 LOC	25,480	25,480
1 Chicago IL GO TOB VRDO	0.110%	3/7/13	14,280	14,280
1 Chicago IL O'Hare International Airport Revenue TOB VRDO	0.100%	3/7/13	14,925	14,925
1 Chicago IL Water Revenue TOB VRDO	0.120%	3/7/13	7,795	7,795
Chicago IL Water Revenue VRDO	0.120%	3/7/13 LOC	3,070	3,070
Chicago IL Water Revenue VRDO	0.130%	3/7/13 LOC	26,580	26,580
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.100%	3/7/13 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.100%	3/7/13	26,366	26,366
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.100%	3/7/13	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.110%	3/7/13 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.110%	3/7/13 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.110%	3/1/13	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.110%	3/1/13	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.100%	3/7/13	25,846	25,846
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.110%	3/7/13 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.110%	3/1/13	23,350	23,350
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.100%	3/7/13	15,035	15,035

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Illinois Sales Tax Revenue TOB PUT	0.270%	6/13/13	17,945	17,945
				355,347
Indiana (2.0%)
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.110%	3/7/13	14,530	14,530
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.090%	3/7/13 LOC	10,320	10,320
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.110%	3/7/13	18,925	18,925
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.110%	3/1/13	4,300	4,300
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.110%	3/7/13	9,500	9,500
Purdue University Indiana COP VRDO	0.100%	3/7/13	14,685	14,685
				72,260
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.130%	3/1/13 LOC	20,000	20,000

Kentucky (1.4%)
Christian County KY Association County Leasing Program Revenue VRDO	0.110%	3/1/13 LOC	9,415	9,415
Christian County KY Association County Leasing Program Revenue VRDO	0.110%	3/1/13 LOC	12,720	12,720
Christian County KY Association County Leasing Program Revenue VRDO	0.110%	3/1/13 LOC	8,600	8,600
Shelby County KY GO VRDO	0.110%	3/1/13 LOC	3,280	3,280
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.110%	3/1/13 LOC	15,745	15,745
				49,760
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.100%	3/7/13 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.100%	3/7/13 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.110%	3/7/13 LOC	23,745	23,745
				60,745
Maryland (0.5%)
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.110%	3/7/13 LOC	11,770	11,770
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.100%	3/7/13 LOC	5,000	5,000
				16,770
Massachusetts (2.6%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.090%	3/7/13	8,125	8,125
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.110%	3/7/13	15,000	15,000
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.100%	3/7/13 LOC	8,055	8,055
1 Massachusetts GO TOB VRDO	0.090%	3/7/13	4,800	4,800
1 Massachusetts GO TOB VRDO	0.100%	3/7/13	18,455	18,455
Massachusetts GO VRDO	0.100%	3/7/13	27,000	27,000
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.110%	3/1/13	14,690	14,690
				96,125
Michigan (1.2%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project)VRDO	0.110%	3/1/13 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.120%	3/1/13 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.110%	3/7/13 LOC	10,930	10,930
1 Wayne State University Michigan Revenue TOB VRDO	0.110%	3/1/13	6,660	6,660
				43,940
Minnesota (0.1%)
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	3/7/13	2,840	2,840

Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.090%	3/7/13	15,000	15,000

Missouri (1.0%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.090%	3/7/13	29,380	29,380
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.100%	3/7/13	8,450	8,450
				37,830
Nebraska (2.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.110%	3/7/13	9,895	9,895

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.130%	3/1/13 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.110%	3/7/13	42,630	42,630
1 Nebraska Public Power District Revenue TOB VRDO	0.110%	3/7/13 LOC	24,285	24,285
1 Nebraska Public Power District Revenue TOB VRDO	0.120%	3/7/13 (13)	5,000	5,000
				86,860
New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University) VRDO	0.100%	3/7/13 LOC	13,600	13,600

New Jersey (1.2%)
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.100%	3/7/13	5,300	5,300
Rutgers State University New Jersey Revenue VRDO	0.090%	3/1/13	3,900	3,900
Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13 (Prere.)	35,000	35,580
				44,780
New Mexico (2.0%)
New Mexico Finance Authority Transportation Revenue VRDO	0.080%	3/7/13 LOC	30,000	30,000
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) TOB VRDO	0.100%	3/7/13	10,000	10,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.100%	3/7/13	14,045	14,045
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.100%	3/7/13	10,265	10,265
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.110%	3/7/13	9,930	9,930
				74,240
New York (17.5%)
Long Island NY Power Authority Electric System Revenue VRDO	0.110%	3/1/13 LOC	3,600	3,600
Long Island NY Power Authority Electric System Revenue VRDO	0.100%	3/7/13 LOC	2,300	2,300
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.090%	3/7/13	8,300	8,300
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.110%	3/7/13	6,700	6,700
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.110%	3/7/13	15,000	15,000
Nassau NY Health Care Corp. VRDO	0.110%	3/7/13 LOC	18,560	18,560
1 New York City NY GO TOB VRDO	0.100%	3/1/13 LOC	12,270	12,270
New York City NY GO VRDO	0.100%	3/1/13	5,700	5,700
New York City NY GO VRDO	0.100%	3/1/13	4,900	4,900
New York City NY GO VRDO	0.100%	3/1/13	3,700	3,700
New York City NY GO VRDO	0.100%	3/1/13	3,400	3,400
New York City NY GO VRDO	0.100%	3/1/13	7,480	7,480
New York City NY GO VRDO	0.100%	3/1/13	5,050	5,050
New York City NY GO VRDO	0.110%	3/1/13 LOC	26,595	26,595
New York City NY GO VRDO	0.110%	3/1/13 LOC	5,700	5,700
New York City NY GO VRDO	0.100%	3/7/13 LOC	5,250	5,250
New York City NY GO VRDO	0.110%	3/7/13 LOC	29,730	29,730
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.110%	3/7/13 LOC	12,700	12,700
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.110%	3/1/13	8,530	8,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.130%	3/7/13 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.110%	3/7/13	20,700	20,700
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.110%	3/7/13 LOC	12,000	12,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.080%	3/7/13 LOC	5,200	5,200
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.110%	3/1/13	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.110%	3/1/13	12,600	12,600
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.100%	3/7/13	2,000	2,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.120%	3/7/13	12,220	12,220
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	3/1/13	7,925	7,925

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	3/1/13	14,925	14,925
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	3/1/13	14,240	14,240
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	3/1/13	1,800	1,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	3/7/13	20,340	20,340
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.120%	3/7/13	5,535	5,535
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.090%	3/7/13	11,700	11,700
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.100%	3/7/13	39,400	39,400
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.100%	3/1/13	5,570	5,570
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.110%	3/1/13	1,385	1,385
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.100%	3/7/13	4,200	4,200
New York City NY Transitional Finance Authority Revenue VRDO	0.100%	3/1/13	40,100	40,100
New York City NY Transitional Finance Authority Revenue VRDO	0.100%	3/1/13	4,000	4,000
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.130%	3/7/13 LOC	5,200	5,200
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	6,600	6,600
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	2,400	2,400
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	6,000	6,000
1 New York Liberty Development Corp. Revenue TOB PUT	0.220%	8/1/13	3,500	3,500
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.130%	3/7/13 (13)	16,000	16,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.090%	3/7/13 LOC	32,885	32,885
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.100%	3/7/13 LOC	15,100	15,100
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.140%	3/7/13 (13)	8,000	8,000
New York Metropolitan Transportation Authority Revenue VRDO	0.110%	3/7/13 LOC	14,400	14,400
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.150%	3/7/13	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.100%	3/7/13 LOC	8,575	8,575
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.100%	3/7/13	7,730	7,730
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.100%	3/7/13 LOC	12,200	12,200
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.110%	3/7/13 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.100%	3/7/13 LOC	8,090	8,090
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.110%	3/7/13	5,000	5,000
New York State Local Government Assistance Corp. Revenue VRDO	0.090%	3/7/13	9,100	9,100
1 New York State Urban Development Corp. Revenue (Service Contract) TOB VRDO	0.100%	3/7/13	2,000	2,000
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.080%	3/7/13	5,370	5,370
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.120%	3/7/13 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.100%	3/1/13 LOC	12,335	12,335
				640,325
North Carolina (3.4%)
Cary NC GO VRDO	0.110%	3/7/13	5,305	5,305
Charlotte NC Water & Sewer System Revenue VRDO	0.090%	3/7/13	9,800	9,800
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.110%	3/7/13	21,415	21,415
Forsyth County NC GO VRDO	0.110%	3/7/13	20,260	20,260
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.110%	3/7/13 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13 LOC	3,445	3,445
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.120%	3/7/13 LOC	1,845	1,845
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.110%	3/7/13 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.100%	3/7/13 LOC	6,100	6,100
Union County NC GO VRDO	0.100%	3/7/13	18,910	18,910
Winston-Salem NC Water & Sewer System Revenue VRDO	0.100%	3/7/13	10,005	10,005
				125,325
Ohio (9.8%)
1 Akron OH Bath & Copley Joint Township Hospital District Revenue (Children's Hospital Medical
Center of Akron) TOB VRDO	0.100%	3/7/13 LOC	9,970	9,970
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.110%	3/1/13 LOC	14,340	14,340
1 Cleveland OH Water Works Revenue TOB VRDO	0.110%	3/7/13	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.110%	3/7/13 LOC	7,500	7,500
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.110%	3/7/13 LOC	6,405	6,405
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.110%	3/7/13	10,000	10,000
Columbus OH GO VRDO	0.100%	3/7/13	7,745	7,745

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.110%	3/7/13 LOC	9,230	9,230
Columbus OH Sewer Revenue VRDO	0.100%	3/7/13	3,950	3,950
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.110%	3/7/13 LOC	10,685	10,685
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.110%	3/7/13	10,250	10,250
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.110%	3/7/13 LOC	2,990	2,990
1 Franklin County OH Hospital Improvement Revenue (Nationwide Children's Hospital Project) TOB
VRDO	0.120%	3/7/13	2,400	2,400
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.110%	3/7/13	8,325	8,325
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.110%	3/7/13	6,100	6,100
Lancaster Port Authority Ohio Gas Revenue VRDO	0.110%	3/7/13	27,500	27,500
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.100%	3/7/13	2,400	2,400
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.140%	3/7/13	3,600	3,600
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.120%	3/7/13	8,450	8,450
Ohio Common Schools GO VRDO	0.090%	3/7/13	6,965	6,965
Ohio Common Schools GO VRDO	0.100%	3/7/13	11,985	11,985
Ohio Common Schools GO VRDO	0.100%	3/7/13	8,470	8,470
Ohio GO VRDO	0.110%	3/7/13	19,140	19,140
Ohio GO VRDO	0.110%	3/7/13	3,840	3,840
1 Ohio Higher Education GO TOB VRDO	0.110%	3/7/13	5,745	5,745
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.150%	5/8/13	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.120%	3/7/13 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.100%	3/1/13	13,650	13,650
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.120%	3/7/13	13,200	13,200
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.100%	3/7/13 LOC	3,115	3,115
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.100%	3/7/13 LOC	10,275	10,275
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.110%	3/1/13	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.110%	3/1/13	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	3/7/13	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.110%	3/7/13	19,915	19,915
Ohio State University General Receipts Revenue VRDO	0.090%	3/7/13	16,860	16,860
Ohio State University General Receipts Revenue VRDO	0.100%	3/7/13	7,540	7,540
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.110%	3/7/13 LOC	12,700	12,700
				360,115
Oregon (0.7%)
Oregon GO (Veterans Welfare) VRDO	0.100%	3/1/13	12,500	12,500
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.100%	3/7/13	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.110%	3/7/13 LOC	4,600	4,600
				26,245
Pennsylvania (2.9%)
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.130%	3/7/13	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.130%	3/7/13	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.090%	3/7/13 LOC	4,270	4,270
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.100%	3/7/13 LOC	34,200	34,200
1 Pennsylvania GO TOB VRDO	0.110%	3/7/13	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.100%	3/1/13 LOC	26,320	26,320
Philadelphia PA Water & Waste Water Revenue VRDO	0.120%	3/7/13 LOC	9,765	9,765
				108,000
South Carolina (1.1%)
Greenville County SC Hospital System Revenue VRDO	0.100%	3/7/13 LOC	5,000	5,000
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.100%	3/7/13 LOC	17,085	17,085
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.100%	3/7/13 LOC	17,200	17,200
				39,285

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.1%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.090%	3/7/13	4,530	4,530

Tennessee (1.3%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.100%	3/7/13 LOC	16,000	16,000
Shelby County TN GO VRDO	0.100%	3/7/13	25,250	25,250
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.120%	3/7/13	5,000	5,000
				46,250
Texas (6.6%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.110%	3/1/13	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.120%	3/7/13	7,385	7,385
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.100%	3/1/13	4,900	4,900
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.110%	3/7/13 LOC	5,000	5,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.100%	3/7/13	4,885	4,885
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.100%	3/7/13	11,000	11,000
1 Houston TX Utility System Revenue TOB VRDO	0.110%	3/7/13 (13)	8,000	8,000
San Antonio TX Electric & Gas Systems Revenue VRDO	0.110%	3/7/13	37,000	37,000
1 Texas GO TOB VRDO	0.120%	3/1/13	23,800	23,800
1 Texas GO TOB VRDO	0.110%	3/7/13	4,000	4,000
1 Texas GO TOB VRDO	0.120%	3/7/13	5,230	5,230
Texas Small Business Industrial Development Corp. Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.110%	3/7/13 LOC	5,095	5,095
Texas TRAN	2.500%	8/30/13	60,000	60,681
Texas Transportation Commission Mobility Fund GO VRDO	0.100%	3/7/13	25,975	25,975
1 Texas Transportation Commission Revenue TOB VRDO	0.110%	3/7/13	1,495	1,495
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.110%	3/7/13	9,935	9,935
University of Texas Permanent University Fund Revenue VRDO	0.070%	3/7/13	20,000	20,000
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.100%	3/7/13	4,500	4,500
				243,876
Utah (2.1%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.100%	3/1/13	25,600	25,600
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.100%	3/1/13	24,530	24,530
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.110%	3/1/13	25,690	25,690
				75,820
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.100%	3/7/13 LOC	13,600	13,600
Vermont Housing Finance Agency Revenue VRDO	0.090%	3/7/13	8,655	8,655
				22,255
Virginia (1.3%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.110%	3/7/13 LOC	15,045	15,045
Smyth County VA Industrial Development Authority Hospital Revenue VRDO	0.100%	3/7/13 LOC	8,100	8,100
1 University of Virginia Revenue TOB VRDO	0.110%	3/7/13	6,600	6,600
Virginia Commonwealth University Health System Authority Revenue VRDO	0.110%	3/1/13 LOC	4,740	4,740
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.100%	3/7/13	13,650	13,650
				48,135
Washington (1.3%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.110%	3/7/13	4,990	4,990
1 King County WA Sewer Revenue TOB VRDO	0.110%	3/1/13	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.110%	3/7/13	5,060	5,060
1 Washington GO TOB VRDO	0.110%	3/1/13	10,170	10,170
1 Washington GO TOB VRDO	0.120%	3/7/13	7,995	7,995
1 Washington GO TOB VRDO	0.120%	3/7/13	10,000	10,000
				46,015

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.120%	3/7/13 LOC	16,440	16,440

Wisconsin (0.9%)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.110%	3/1/13 LOC	22,350	22,350
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.130%	3/1/13 LOC	5,620	5,620
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
Group) VRDO	0.130%	3/1/13 LOC	5,615	5,615
				33,585
Total Tax-Exempt Municipal Bonds (Cost $3,657,956)				3,657,956
Total Investments (99.7%) (Cost $3,657,956)				3,657,956
Other Assets and Liabilities (0.3%)
Other Assets				10,506
Liabilities				(17)
				10,489
Net Assets (100%)
				Amount
				($000)
Applicable to 3,668,335,672 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,668,445
Net Asset Value Per Share				$1.00

At February 28, 2013, net assets consisted of:

Paid-in Capital	3,668,450
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(5)
Net Assets	3,668,445

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $746,976,000, representing 20.4% of net assets.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest	2,737
Total Income	2,737
Expenses
The Vanguard Group—Note B
Management and Administrative	178
Total Expenses	178
Net Investment Income	2,559
Realized Net Gain (Loss) on Investment Securities Sold	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,554

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,559	4,875
Realized Net Gain (Loss)	(5)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,554	4,875
Distributions
Net Investment Income	(2,559)	(4,875)
Realized Capital Gain	—	—
Total Distributions	(2,559)	(4,875)
Capital Share Transactions (at $1.00)
Issued	340,900	1,198,763
Issued in Lieu of Cash Distributions	2,559	4,875
Redeemed	(256,292)	(1,211,604)
Net Increase (Decrease) from Capital Share Transactions	87,167	(7,966)
Total Increase (Decrease)	87,162	(7,966)
Net Assets
Beginning of Period	3,581,283	3,589,249
End of Period	3,668,445	3,581,283

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.002	.002	.010	.025
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.002	.002	.010	.025
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.002)	(.002)	(.010)	(.025)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.002)	(.002)	(.010)	(.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.07%	0.13%	0.20%	0.23%	1.04%	2.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,668	$3,581	$3,589	$3,208	$2,518	$1,753
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.14%	0.13%	0.20%	0.23%	0.85%	2.42%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2009-2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2012	February 28, 2013	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.80	$0.02
Municipal Cash Management	$1,000.00	$1,000.71	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1] :
Your Fund compared with its Peer Group
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average
Market Liquidity	0.005%	0.22%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 28, 2012 and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive LLP (automotive components); Senior Advisor at New Mountain Capital; Trustee of The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Member of the National Commission on the Humanities and Social Sciences; Trustee of Carnegie Corporation of New York and of the National Constitution Center; Chair of the U.S. Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services); Director of SKF AB (industrial machinery), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters and Member of the Advisory Board to the Kellogg Institute for International Studies at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Senior Vice President and Chief Financial Officer at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Director of TIFF Advisory Services, Inc. (investment advisor); Member of the Investment Advisory Committees of the Financial Industry Regulatory Authority (FINRA) and of Major League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (housewares/lignite) and of Hyster-Yale Materials Handling, Inc. (forklift trucks); Director of the National Association of Manufacturers; Chairman of the Board of University Hospitals of Cleveland; Advisory Chairman of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of SPX Corporation (multi-industry manufacturing); Overseer of the Amos Tuck School of Business Administration at Dartmouth College; Advisor to the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

CMT2 042013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.